HIT’s Illinois Impact Investing (Since Inception – 12/31/24)

123	42	$1.8B	36.5M	22,817	$7.9B
Projects	Cities Across Illinois	Invested or Allocated	Hours of Union Construction Work	Units of Housing (69% affordable)	Total Economic Impact

	Total	Affordable	Invested/Allocated	TDC
City	Units	Units	(in MM)	(in MM)
Addison	200	200	$7.24	$15.17
Aurora	512	409	$46.91	$59.42
Bensenville	153	30	$10.50	$11.55
Bloomingdale	191	127	$8.65	$23.51
Bloomington	107	107	$7.80	$8.58
Calumet City	214	181	$10.55	$28.72
Chicago	15,409	10,423	$1,239.53	$3,139.76
Cicero	249	249	$9.80	$10.78
Country Club Hills	110	98	$8.20	$18.60
Crystal Lake	116	116	$16.53	$30.7
Darien	91	72	$5.20	$13.99
Decatur	212	212	$21.81	$40.87
DeKalb	318	318	$8.65	$12.65
Des Plaines	128	128	$9.23	$10.85
East Moline	239	239	$18.94	$48.97
Elk Grove Village	104	93	$9.28	$16.21
Evanston	201	201	$3.40	$24.16
Hoffman Estates	121	90	$9.00	$21.04
Homewood	198	198	$8.20	$17.80
Itasca	75	75	$2.26	$2.49
Joliet	116	105	$5.61	$25.90
Lake Zurich	70	14	$4.80	$5.28
Lyons	120	108	$5.42	$12.98
Melrose Park	109	98	$7.15	$16.03
Mt. Vernon	50	50	$0.99	$5.88
Naperville	225	225	$9.71	$10.68
O'Fallon	232	-	$26.09	$28.16
Olney	120	120	$3.53	$3.88
Orland Park	200	200	$12.11	$14.25
Pekin	76	60	$5.62	$10.16
Riverdale	96	77	$1.60	$10.78
Rock Island	52	34	$1.70	$5.95
Rockford	167	167	$6.42	$10.50
Rolling Meadows	98	98	$2.70	$3.18
Roselle	295	-	$65.93	$77.10
Schaumberg	97	97	$3.05	$8.89
Skokie	93	93	$8.39	$9.87
Springfield	384	204	$16.64	$23.14
Swansea	216	-	$23.74	$26.37
Waukegan	643	128	$51.46	$60.09
Woodstock	170	153	$11.40	$21.78
Zion	240	199	$14.69	$33.56
Grand Total	22,817	15,796	$1,750.40	$3,980.27

Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and HIT subsidiary Building America CDE, Inc. project data. Data is current as of December 31, 2024. Economic impact data is in 2023 dollars and all other figures are nominal.

Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. Investors may view the HIT’s current prospectus, which contains more complete information, on its website at www.aflcio-hit.com and may obtain a copy from the HIT by calling the Marketing and Investor Relations Department at 202-331-8055. Investors should read the current prospectus carefully before investing.

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